Taxation	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Taxation

19. Taxation

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands

The Group’s subsidiary, Autozi Internet Technology (BVI) Ltd. is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Autozi Internet Technology (BVI) Ltd. is not subject to tax on income or capital gains. In addition, dividend payments are not subject to withholdings tax in the British Virgin Islands.

United States

The Group’s subsidiary, Autozi Internet Technology (U.S.) Inc. is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of 21%. Autozi Internet Technology (U.S.) Inc. is also subject to state income tax in New York of 7.25%. Autozi Internet Technology (U.S.) Inc. was not subject to federal or state corporate income tax as it did not have assessable profit during the periods presented.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, and the profits tax rate for remaining profits will be subjected to 16.5%. Autozi HK was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented. There are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Generally, the Group’s WFOE and subsidiaries, which are considered PRC resident enterprises under PRC Enterprise Income Tax Law (the “EIT Law”), are subject to enterprise income tax on their worldwide taxable income as determined under EIT Law and accounting standards at a rate of 25%. EIT Law grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Autozi China was approved as a HNTE first time in 2020 and renewed its HNTE certificate in 2023, thus it was subject to the preferential income tax rate of 15% for calendar years from 2020 to 2025.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from October 1, 2022 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses incurred as tax deductible expenses when determining their assessable profits for the year. The additional deduction of 100% of qualified research and development expenses can be directly claimed in the annual EIT filling.

Loss before income tax expense is attributable to the following geographic locations:

	For the years ended September 30,
	2023	2024	2025

PRC	$(10,549)	$(10,933)	$(2,213)
Non-PRC	-	(173)	(14,341)
Total	$(10,549)	$(11,106)	$(16,554)

The income tax provision consisted of the following components:

	For the years ended September 30,
	2023	2024	2025

Current income tax expense	$-	$-	$19
Deferred income tax expense	-	-	-
Total income tax expense	$-	$-	$19

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods was as follows:

	For the years ended September 30,
	2023	2024	2025

Computed income tax benefit with PRC statutory income tax rate	25%	25%	25%
Effect of preferential tax rate	(8)%	(8)%	(22)%
Additional deduction of qualified R&D expenditures	3%	1%	-
Effect of non-deductible share-based compensation	-	-	(4)%
Effect of disposal of subsidiaries	-	-	(1)%
Effect of expiration of NOL	-	(11)%	(6)%
Effect of true-up on NOL	-	(5)%	2%
Change in valuation allowance	(20)%	(2)%	6%
Income tax expenses	-	-	-

The significant components of deferred tax assets were as follows:

	As of September 30,
	2024	2025

Deferred tax assets:
Net operating loss carryforward	$11,408	$11,215
Allowance of doubtful accounts	1,141	1,227
Less: Valuation allowance	(12,549)	(12,442)
Total deferred tax assets, net	$-	$-

Changes in valuation allowance were as follows:

	As of September 30,
	2023	2024	2025

Balance at beginning of the period	$18,386	$12,611	$12,549
Additions	2,047	1,481	679
Decreases	(7,481)	(1,258)	(1,236)
Decrease in disposal of a subsidiary	(64)	(1)	(192)
Foreign exchange impact	(277)	(284)	642
Balance at end of the period	$12,611	$12,549	$12,442

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than 10 years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. Total net operating losses (NOLs) carryforwards of the Group’s subsidiaries in mainland China is RMB478,710 (US$66,448) and RMB471,166 (US$65,535) as of September 30, 2024 and 2025, respectively. As of September 30, 2025, net operating loss carryforwards from PRC will expire in calendar years 2025 through 2035, if not utilized. The NOLs carryforwards of the Group’s subsidiary in Hong Kong are US$18 and US$482 as of September 30, 2024 and 2025, respectively, which can be carried forward without an expiration date.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods and the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Group’s history of losses and uncertainty of future profitability and concluded that it is more likely than not that the Group will not generate future taxable income prior to the expiration of the majority of net operating losses. Accordingly, as of September 30, 2024 and 2025, US$12,549 and US$12,442 valuation allowance has been established, respectively.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2023, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended September 30, 2023, 2024 and 2025, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. As of September 30, 2025, the tax years ended December 31, 2020 through 2024 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.